Cash Flow information	6 Months Ended
Jun. 30, 2022
Cash Flow Information
Cash Flow information

24.	Cash Flow information

The following table shows the adjustments to reconcile net loss to net cash generated from operations:

€ in thousand	Six months ended June 30,
	2022	2021
Profit/(Loss) for the year	(171,493)	(86,399)
Adjustments for non-cash transactions:
■ Depreciation and amortization	11,153	6,101
■ Write-off / impairment fixed assets/intangibles	3,286	—
■ Share-based compensation expense/(income)	(8,921)	3,484
■ Income tax expense/(income)	2,271	668
■ (Profit)/loss from disposal of property, plant, equipment and intangible assets	46	23
■ Share of (profit)/loss from associates	(9)	90
■ Provision for employer contribution costs on share-based compensation plans	(19,290)	4,596
■ Other non-cash income/expense	8,972	(6,163)
■ Interest income	(35)	(228)
■ Interest expense	8,199	8,431
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and exchange rate differences on consolidation):
■ Other non-current assets	1,335	1,413
■ Long term contract liabilities	—	(58)
■ Long term refund liabilities	(94,780)	6,988
■ Other non-current liabilities and provisions	601	(2)
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
■ Inventory	26,041	(97,006)
■ Trade and other receivables	44,960	(13,271)
■ Contract liabilities	(4,304)	248,910
■ Refund liabilities	44,654	(11,157)
■ Trade, other payables and provisions	47,904	19,139
Cash generated from/(used in) operations	(99,410)	85,560